Short-term investments	12 Months Ended
Dec. 31, 2025
Short-term investments
Short-term Investments

3. Short-term investments

As at December 31, 2025 all GIC’s had less than one year left before maturity.  Interest rates ranged from 2.5% to 2.7%.

	December 31,	December 31,
Days to maturity	2025	2024
Less than 90 days	$68,615	$-
91 to 180 days	205,845	-
Greater than 180 days	68,615	-
	343,075	-